401(k) Benefit Plan	12 Months Ended
Jun. 30, 2012
401(k) Benefit Plan

NOTE 14—401(k) BENEFIT PLAN

The Company sponsors a 401(k) defined contribution plan. It matches 1% of the first 4% of an employee’s compensation contributed to the plan. The Company’s contributions to the plan were $47,000, $28,000 and $20,000 for fiscal 2012, 2011 and 2010, respectively.